Expense Example, No Redemption - Class C Shares	Dec. 31, 2025 USD ($)
BRAMSHILL MULTI-STRATEGY INCOME FUND
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 224
Expense Example, No Redemption, 3 Years	712
Expense Example, No Redemption, 5 Years	1,226
Expense Example, No Redemption, 10 Years	2,638
GRAMERCY EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	741
Expense Example, No Redemption, 5 Years	1,321
Expense Example, No Redemption, 10 Years	2,897
ROBINSON OPPORTUNISTIC INCOME FUND
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	418
Expense Example, No Redemption, 3 Years	1,683
Expense Example, No Redemption, 5 Years	2,914
Expense Example, No Redemption, 10 Years	5,848
ROBINSON TAX ADVANTAGED INCOME FUND
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	369
Expense Example, No Redemption, 3 Years	1,137
Expense Example, No Redemption, 5 Years	1,924
Expense Example, No Redemption, 10 Years	$ 3,980